Expense Example, No Redemption - PSF PGIM Jennison Focused Blend Portfolio	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 3 Years	Class II 5 Years	Class II 10 Years	Class III 1 Year	Class III 3 Years	Class III 5 Years	Class III 10 Years
USD ($)	88	274	477	1,061	128	400	692	1,523	113	353	612	1,352